Annual Total Returns- Goldman Sachs Capital Growth Fund (Class A C Inst Serv Inv R R6 Shares) [BarChart] - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Capital Growth Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.47%)	18.50%	31.67%	13.68%	1.95%	1.90%	31.81%	(2.80%)	32.29%	22.72%